Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2021		$ 468	$ 6,987,191	$ (11,762,237)	$ (4,766,118)
Shares, Outstanding, Beginning Balance at May. 31, 2021	200	4,678,553
Common stock issued for conversion of debt		$ 295	1,502,805		1,503,100
Common stock issued for conversion of debt, shares		2,948,116
Net loss				(3,002,348)	(3,002,348)
Ending balance, value at Aug. 31, 2021		$ 763	8,489,996	(14,764,585)	(6,265,366)
Shares, Outstanding, Ending Balance at Aug. 31, 2021	200	7,626,669
Beginning balance, value at May. 31, 2021		$ 468	6,987,191	(11,762,237)	(4,766,118)
Shares, Outstanding, Beginning Balance at May. 31, 2021	200	4,678,553
Net loss					(2,096,445)
Ending balance, value at Feb. 28, 2022		$ 1,401	9,995,511	(13,858,682)	(3,853,310)
Shares, Outstanding, Ending Balance at Feb. 28, 2022	200	14,008,331
Beginning balance, value at Aug. 31, 2021		$ 763	8,489,996	(14,764,585)	(6,265,366)
Shares, Outstanding, Beginning Balance at Aug. 31, 2021	200	7,626,669
Common stock issued for conversion of debt		$ 313	1,121,483		1,121,796
Common stock issued for conversion of debt, shares		3,125,737
Net loss				1,511,032	1,511,032
Ending balance, value at Nov. 30, 2021		$ 1,075	9,611,479	(13,253,553)	(3,632,539)
Shares, Outstanding, Ending Balance at Nov. 30, 2021	200	10,752,406
Common stock issued for conversion of debt		$ 326	384,032		384,358
Common stock issued for conversion of debt, shares		3,255,926
Net loss				(605,129)	(605,129)
Ending balance, value at Feb. 28, 2022		$ 1,401	9,995,511	(13,858,682)	(3,853,310)
Shares, Outstanding, Ending Balance at Feb. 28, 2022	200	14,008,331
Beginning balance, value at May. 31, 2022		$ 1,621	10,213,431	(15,878,189)	(5,654,677)
Shares, Outstanding, Beginning Balance at May. 31, 2022	200	16,189,732
Round up of shares from reverse stock split	$ 0	$ 0	0	0	0
Round up of shares from reverse stock split, shares		2,600
Net loss				(111,440)	(111,440)
Ending balance, value at Aug. 31, 2022		$ 1,621	10,213,431	(15,989,629)	(5,766,117)
Shares, Outstanding, Ending Balance at Aug. 31, 2022	200	16,192,332
Beginning balance, value at May. 31, 2022		$ 1,621	10,213,431	(15,878,189)	(5,654,677)
Shares, Outstanding, Beginning Balance at May. 31, 2022	200	16,189,732
Net loss					848,999
Ending balance, value at Feb. 28, 2023		$ 75,663	14,486,896	(15,029,190)	(458,171)
Shares, Outstanding, Ending Balance at Feb. 28, 2023	200	756,612,000
Beginning balance, value at Aug. 31, 2022		$ 1,621	10,213,431	(15,989,629)	(5,766,117)
Shares, Outstanding, Beginning Balance at Aug. 31, 2022	200	16,192,332
Common stock issued for conversion of debt		$ 7,375	140,132		147,507
Common stock issued for conversion of debt, shares		73,753,000
Investment in Acquisition		$ 66,667	4,133,333		4,200,000
Investment in Acquisition, shares		666,666,668
Net loss				1,633,699	1,633,699
Ending balance, value at Nov. 30, 2022		$ 75,663	14,486,896	(14,355,930)	215,089
Shares, Outstanding, Ending Balance at Nov. 30, 2022	200	756,612,000
Net loss				(673,260)	(673,260)
Ending balance, value at Feb. 28, 2023		$ 75,663	$ 14,486,896	$ (15,029,190)	$ (458,171)
Shares, Outstanding, Ending Balance at Feb. 28, 2023	200	756,612,000